Long-term debt (Maturities) (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Capital Leases
2018	CAD 44
2019	10
2020	15
2021	6
2022	2
2023 and thereafter	81
Total capital leases	158
Debt
2018	2,036
2019	684
2020	0
2021	747
2022	308
2023 and thereafter	6,895
Total debt	10,670
Total
2018	2,080
2019	694
2020	15
2021	753
2022	310
2023 and thereafter	6,976
Total	CAD 10,828	CAD 10,937